Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	¥ 46,983	$ 6,812	¥ 53,848
Unamortized discount and debt issuance costs	(186)	(27)	(223)
Long-term Debt, Total	¥ 46,797	$ 6,785	¥ 53,625